Related Parties - Narrative (Details) - Parent - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Apr. 04, 2021	Jan. 01, 2023	Jan. 03, 2021
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction		$ (1,016)
Pension liabilities transferred from the Parent
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 25		$ 0	$ 25	$ 0